Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Liability Measured at Fair Value on Recurring Basis

The following table summarizes fair value measurements by level as of December 31, 2012, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,666

The following table summarizes fair value measurements by level as of December 31, 2011, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,270

Summary of Change in Estimated Fair Value of Company's Level 3 Financial Instrument

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2012:

Balance at December 31, 2011	$3,270
Change in the value of private placement warrants liability	448
Change due to exercise of private placement warrants	(52)

Balance at December 31, 2012	$3,666

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2011:

Balance at December 31, 2010	$—
Private placement warrants issued	2,888
Change in the value of private placement warrants	382

Balance at December 31, 2011	$3,270